ACCRUED CONSULTING FEES (Details - Consulting fees payable) - USD ($)	May 31, 2025	May 31, 2024	May 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Accrued consulting fees	$ 351,700	$ 1,385,917	$ 1,145,917
Chief Executive Officer [Member]
Defined Benefit Plan Disclosure [Line Items]
Accrued consulting fees	0	728,817
Wife Of Chief Executive Officer [Member]
Defined Benefit Plan Disclosure [Line Items]
Accrued consulting fees	0	305,200
Mother Of Chief Executive Officer [Member]
Defined Benefit Plan Disclosure [Line Items]
Accrued consulting fees	131,350	131,350
Service Provider [Member]
Defined Benefit Plan Disclosure [Line Items]
Accrued consulting fees	144,700	144,700
Service Provider 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Accrued consulting fees	48,000	48,000
Two Other Service Providers [Member]
Defined Benefit Plan Disclosure [Line Items]
Accrued consulting fees	$ 27,650	$ 27,850